Revenues - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports	100.00%	100.00%	100.00%
Improvements to concession assets	$ 1,906,801	$ 1,440,204	$ 1,312,491
Goods or Services Transferred at Point in Time [Member]
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Revenue	10,306,453	9,265,776	8,061,297
Goods or Services Transferred Over Time [Member]
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Revenue	$ 4,012,766	$ 3,416,910	$ 2,992,130